Financial Information of L3 and Its Subsidiaries - Additional Information (Details) - Understatement [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net income of consolidated subsidiaries and Net income of Guarantor Subsidiaries	$ 144	$ 130	$ 73
Guarantor Subsidiaries [Member] | Investment in and Amounts due from Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revision of misstated asset amount in previously issued financial statements	1,646	1,256
Guarantor Subsidiaries [Member] | Total Assets [Member]
Condensed Financial Statements, Captions [Line Items]
Revision of misstated asset amount in previously issued financial statements	1,646	1,256
Guarantor Subsidiaries [Member] | Total Equity [Member]
Condensed Financial Statements, Captions [Line Items]
Revision of misstated equity amount in previously issued financial statements	$ 1,646	$ 1,256